Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 863,000
Previously Paid Amount	0.00
Total Fee Amount	119.18
Total Offset Amount	0.00
Net Fee	119.18
Narrative - Max Aggregate Offering Price	$ 863,000
Final Prospectus	true